As filed with the  Securities  and Exchange  Commission on October 29, 2002

                                                              File No: 333-97039


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      /___/ PRE-EFFECTIVE AMENDMENT NO. __


                      /_X_/ POST-EFFECTIVE AMENDMENT NO. 2


                              ADVISORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)


                                 (602) 914-7373
              (Registrant's Telephone Number, Including Area Code)


                            615 East Michigan Street
                               Milwaukee, WI 53202
                    (Address of Principal Executive Offices)


                                 Eric M. Banhazl
                              Advisors Series Trust
                       2020 East Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Michael Glazer, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                           Los Angeles, CA 90071-2371

It is proposed that this filing will become effective

     X      immediately upon filing pursuant to paragraph (b)
   -----

            on ______________ pursuant to paragraph (b)
   -----

            60 days after filing pursuant to paragraph (a)(1)
   -----

            on ______________ pursuant to paragraph (a)(1)
   -----

            75 days after filing pursuant to paragraph (a)(2)
   -----

            on ______________ pursuant to paragraph (a)(2) of Rule 485.
   -----


     An indefinite number of Registrant's shares of beneficial interest, par value $0.01 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.


     THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT ON FORM N-14 IS BEING FILED TO FILE A COPY OF EXHIBIT 12, THE OPINION OF PAUL, HASTINGS, JANOFSKY & WALKER LLP, SUPPORTING THE TAX MATTERS AND CONSEQUENCES TO SHAREHOLDERS DISCUSSED IN THE PROXY STATEMENT/PROSPECTUS PREVIOUSLY FILED UNDER REGISTRATION NO. 333-97039. THIS POST-EFFECTIVE AMENDMENT CONSISTS OF THE FACING PAGE, THIS PAGE, ITEM 16 FROM PART C OF THE REGISTRATION STATEMENT, A SIGNATURE PAGE, EXHIBIT INDEX AND THE EXHIBIT DESCRIBED THEREIN.




                    -----------------------------------------
                                     PART C

                              ADVISORS SERIES TRUST
                                OTHER INFORMATION
                    -----------------------------------------

ITEM 15.  INDEMNIFICATION

     Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust. No indemnification shall be made under Sections 2 or 3 of this Article: (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by: (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of
1940); or (b) A written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears: (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

     Insofar as indemnification for liability under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

          1.   Agreement and Declaration of Trust(1)

          2.   By-Laws(1)

          3.   Not Applicable.

          4. Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Combined Prospectus and Proxy Statement).

          5.   Not Applicable.

          6.   (a) Form of Investment Advisory Agreement(2)

               (b) Form of Operating Expenses Limitation Agreement(2)

          7.   (a) Form of Distribution Agreement(2)

               (b) Form of Broker/Dealer Agreement(3)

          8.   Not Applicable.

          9.   Form of Custodian Agreement(4)

          10.  Not Applicable.

          11. Opinion of Counsel regarding legality of issuance of shares and other matters(3)

          12.  Opinion of Counsel on tax matters(5)

          13.  (a) Form of Fund Administration Servicing Agreement(2)

               (b) Form of Transfer Agent Servicing Agreement(2)

               (c) Form of Shareholder Servicing Plan(3)

          14.  (a) Independent Auditor's Consent(5)

               (b) Independent Auditor's Consent(5)

          15.  Not Applicable.

          16.  Power of Attorney(6)

          17.  (a) Form of Proxy Ballot(7)

               (b) Preliminary  Prospectus for The Dessauer Global Equity Fund,
                   series of Advisors Series Trust, dated August 29, 2002(7)

               (c) Preliminary  Statement  of  Additional  Information  for The
                   Dessauer Global Equity Fund, series of Advisors Series Trust, dated August 29, 2002(7)

               (d) Prospectus for The Dessauer  Global Equity Fund,  dated July
                   30, 3002(7)

               (e) Statement of Additional  Information for The Dessauer Global
                   Equity Fund, dated July 30, 2002(7)

--------------------

(1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996, and is incorporated herein by this reference.

(2) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002, and is incorporated herein by reference.

(3) Previously filed with the Registration Statement on Form N-14 (File No. 333-97039) on July 24, 2002.

(4) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997, and is incorporated herein by reference.

(5)  Filed herewith.

(6) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on October 18, 2002, and is incorporated herein by reference.

(7) Previously filed with the Registration Statement on Form N-14 (File No. 333-97039) on September 9, 2002, and is incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin, on October 29, 2002.

                                                     ADVISORS SERIES TRUST

                                                     /s/ Eric M. Banhazl*
                                                     ---------------------
                                                     Eric M. Banhazl
                                                     President


     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated and on October 29, 2002:

Signature                                          Title

Eric M. Banhazl*                                   President and Trustee
---------------------------
Eric M. Banhazl

Walter E. Auch*                                    Trustee
---------------------------
Walter E. Auch

Donald E. O'Connor*                                Trustee
---------------------------
Donald E. O'Connor

George T. Wofford III*                             Trustee
---------------------------
George T. Wofford III

George J. Rebhan*                                  Trustee
---------------------------
George J. Rebhan

James Clayburn LaForce*                            Trustee
---------------------------
James Clayburn LaForce

/s/ John S. Wagner                                 Treasurer and Principal
---------------------------                        Financial and Accounting
John S. Wagner                                     Officer

*  By /s/ John S. Wagner
   ------------------------
        John S. Wagner
        Attorney-in-Fact pursuant to Power
        of Attorney.


EXHIBIT INDEX

      Exhibit                                                      Exhibit No.
      -------                                                      -----------

      Opinion of Paul, Hastings, Janofsky & Walker LLP             EX-99.12

      Consent of Ernst & Young, LLP                                EX-99.14.1.

      Consent of Ernst & Young, LLP                                EX-99.14.2.